Financial Assets Measured at Fair Value Through Profit and Loss (Tables)	6 Months Ended
Jun. 30, 2024
Financial Assets Measured at Fair Value Through Profit and Loss [Abstract]
Schedule of Financial Assets Measured at Fair Value Through Profit and Loss
	December 31, 2023	June 30, 2024
	RM	RM	USD
Unquoted shares:

At beginning of year	72,295	72,793	15,431
Addition	-	-	-
Disposal	-	-	-
Currency realignment	498	1,806	383
At end of year	72,793	74,599	15,814